SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes	$ 1,446.3	$ 954.3	$ 702.6
Interest	206.0	184.9	154.0
Parent Company
Income taxes	1,411.0	925.0	679.2
Interest	$ 206.0	$ 184.9	$ 153.6